Organization (Details)		12 Months Ended
	Jul. 14, 2025	Dec. 31, 2025
Organization [Line Items]
Entity Incorporation, Date of Incorporation		Sep. 13, 2010
Percentage of outstanding common stock	70.00%
Chairman and CEO [Member]
Organization [Line Items]
Percentage of beneficially owns		87.00%
Common Stock [Member]
Organization [Line Items]
Percentage of outstanding common stock	30.00%